UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07093

T. Rowe Price Summit Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TSCXX Cash Reserves Fund –
.

T. ROWE PRICE Cash Reserves Fund
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Cash Reserves Fund
Market Commentary

Dear Shareholder
Most major global stock and bond indexes produced positive results during your fund’s fiscal year, the 12-month period ended October 31, 2023, although a downturn over the past six months offset some of the strong gains recorded in the first half of the period. Global economies managed to avoid the recession that was widely predicted at the start of 2023, but signs that central banks might need to keep interest rates higher for longer than previously expected weighed on market sentiment.
Growth stocks outperformed value shares over the 12-month period, and stocks in developed markets generally outpaced their counterparts in emerging markets. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S. investors in
European securities.
Technology companies benefited from investor enthusiasm for artificial intelligence developments and produced some of the strongest results in the equity market. Within the S&P 500 Index, the communication services and information technology sectors were lifted by the rally in tech-related companies and recorded significant gains. The financials sector partly recovered from the failure of three large regional banks during the period but still finished in negative territory.
Corporate fundamentals were broadly supportive. Although year-over-year earnings growth contracted in the first and second quarters of 2023, results were better than expected, and preliminary estimates pointed to a resumption of growth in the third quarter.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter’s initial estimate, the highest since the end of 2021. Growth in Europe and Japan was more sluggish, and China’s economy was beset by worries about its property sector after an initial boost from its decision at the end of 2022 to lift most of its pandemic-related restrictions. A protracted debt ceiling standoff in the U.S., the ongoing conflict between Ukraine and Russia, and the outbreak of war in the Middle East following the attack on Israel by Hamas produced headwinds for markets at various times.
Investors also remained focused on inflation as price increases moderated but remained well above the Federal Reserve’s 2% target. In response, the Fed continued to raise its short-term lending benchmark rate, lifting it to a target range of 5.25% to 5.50% by the end of July, the highest level since March 2001.

T. ROWE PRICE Cash Reserves Fund

U.S. Treasury yields increased as the Fed tightened monetary policy and investors priced in the possibility that the central bank may have to keep rates higher for longer than previously anticipated. In addition, Treasuries were pressured by Fitch Ratings’ decision to downgrade the credit rating of U.S.
government debt from the highest level, AAA, to AA+ along with expectations for higher levels of borrowing by the Treasury Department. The yield on the benchmark 10-year Treasury note briefly reached 5.00% in October for the first time since late 2007 before falling back to 4.88% by period-end.
Increasing yields over the past six months led to weak results across most of the fixed income market, although high yield bonds, which are less sensitive to rising rates, held up relatively well as default rates remained low by historical standards.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead to 2024. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that have the potential to add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Cash Reserves Fund
Portfolio Summary

* Includes money market securities issued by foreign
governments.
SECURITY DIVERSIFICATION
Cash Reserves Fund

T. ROWE PRICE Cash Reserves Fund

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE Cash Reserves Fund

CASH RESERVES FUND
Beginning
Account Value
5/1/23
Ending
Account Value
10/31/23
Expenses Paid
During Period*
5/1/23 to 10/31/23
Actual $1,000.00 $1,025.40 $2.04
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.19   2.04
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period (0.40%), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Cash Reserves Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
10/31/23 10/31/22 10/31/21 10/31/20 10/31/19
NET ASSET VALUE
Beginning of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Investment activities
Net investment income
(1)(2)
0.05 0.01
(3)
—
(3) (4)
0.01
(3)
0.02
Net realized and unrealized gain/
loss —
(4)
—
(4)
—
(4)
—
(4)
—
(4)
Total from investment activities 0.05 0.01 —
(4)
0.01 0.02
Distributions
Net investment income (0.05) (0.01) —
(4)
(0.01) (0.02)
NET ASSET VALUE
End of period $ 1.00 $ 1.00 $ 1.00 $ 1.00 $ 1.00
Ratios/Supplemental Data
Total return
(2)(5)
4.65% 0.88%
(3)
0.01%
(3)
0.78%
(3)
2.06%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.40% 0.40% 0.42% 0.45% 0.45%
Net expenses after waivers/
payments by Price Associates 0.40% 0.31%
(3)
0.16%
(3)
0.43%
(3)
0.45%
Net investment income 4.59% 0.92%
(3)
0.01%
(3)
0.70%
(3)
2.04%
Net assets, end of period (in
millions) $4,606 $4,280 $3,711 $4,285 $3,003
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 5 for details of expense-related arrangements with Price Associates.
(3)
See Note 5. Includes the effect of voluntary management fee waivers and operating expense reimbursements (0.09%, 0.26% and 0.02% of average net assets) for the years ended 10/31/22,
10/31/21 and 10/31/20 respectively.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Cash Reserves Fund
October 31, 2023

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
ASSET BACKED COMMERCIAL PAPER 8.5%
Albion Capital, 5.47%, 11/20/23  17,717 17,666
CAFCO, 5.58%, 2/15/24  (1) 16,650 16,376
Chariot Funding, 5.24%, 11/6/23  (1) 12,275 12,266
Chariot Funding, 5.54%, 12/21/23  (1) 11,000 10,915
Chariot Funding, 5.55%, 12/18/23  (1) 22,000 21,841
Charta, 5.26%, 11/17/23  (1) 7,400 7,383
Charta, 5.59%, 2/28/24  (1) 18,500 18,158
Charta, 5.60%, 3/11/24  (1) 20,100 19,690
CRC Funding, 5.59%, 2/28/24  (1) 30,000 29,446
CRC Funding, 5.60%, 3/6/24  (1) 15,200 14,902
Liberty Street Funding, 5.64%, 5/1/24  (1) 2,260 2,196
LMA-Americas, 5.67%, 1/24/24  (1) 26,230 25,883
Manhattan Asset Funding, 5.41%, 11/29/23  (1) 4,550 4,531
Manhattan Asset Funding, 5.48%, 11/13/23  (1) 19,200 19,165
Manhattan Asset Funding, 5.55%, 1/11/24  (1) 5,000 4,945
Old Line Funding, 5.77%, 11/7/23  (1) 13,980 13,980
Old Line Funding, 5.87%, 3/28/24  (1) 31,250 31,250
Starbird Funding, 5.31%, 11/1/23  (1) 50,000 50,000
Thunder Bay Funding, 5.25%, 12/7/23  (1) 9,350 9,301
Thunder Bay Funding, 5.46%, 6/6/24  (1) 11,000 10,636
Thunder Bay Funding, 5.47%, 6/12/24  (1) 25,000 24,149
Victory Receivables, 5.49%, 11/22/23  (1) 27,000 26,914
Total Asset Backed Commercial Paper (Cost $391,593) 391,593
CERTIFICATE OF DEPOSIT 16.3%
DOMESTIC 4.7%
Banco Santander, FRN, SOFR + 0.70%, 6.01%, 6/13/24  12,000 12,000
BMO Harris Bank, 5.98%, 7/2/24  22,500 22,500
Citibank, 5.80%, 3/4/24  26,500 26,500
Citibank, FRN, SOFR + 0.68%, 5.99%, 6/12/24  19,230 19,230
Commonwealth Bank of Australia, 5.38%, 11/22/23  22,900 22,900
Nordea Bank, 5.735%, 2/9/24  20,000 20,000
State Street Bank & Trust, FRN, SOFR + 0.46%, 5.76%, 5/15/24  45,000 45,000
Wells Fargo Bank, FRN, SOFR + 0.45%, 5.76%, 11/13/23  21,800 21,800
Wells Fargo Bank, FRN, SOFR + 0.55%, 5.86%, 1/5/24  22,950 22,950
212,880
EURODOLLAR 5.1%
Canadian Imperial Bank of Commerce, 5.30%, 11/1/23  46,000 46,000
Credit Agricole, 5.30%, 11/1/23  42,000 42,000

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Royal Bank of Canada, 5.31%, 11/1/23  48,960 48,960
Svenska Handelsbanken, 5.30%, 11/1/23  50,000 50,000
Toronto Dominion Bank, 5.31%, 11/1/23  47,000 47,000
233,960
YANKEE 6.5%
Bank of Montreal, FRN, SOFR + 0.65%, 5.96%, 4/18/24  7,500 7,500
Bank of Nova Scotia, FRN, SOFR + 0.65%, 5.96%, 12/20/23  20,000 20,000
Bank of Nova Scotia, FRN, SOFR + 0.75%, 6.06%, 12/1/23  23,500 23,500
Barclays Bank, FRN, SOFR + 0.53%, 5.84%, 1/31/24  12,570 12,570
Canadian Imperial Bank of Commerce, 5.50%, 2/23/24  4,000 4,000
Canadian Imperial Bank of Commerce, 5.58%, 12/6/23  27,000 27,000
Canadian Imperial Bank of Commerce, FRN, SOFR + 0.60%,
5.91%, 5/10/24  2,500 2,500
Canadian Imperial Bank of Commerce, FRN, SOFR + 0.70%,
5.53%, 4/1/24  11,500 11,500
Credit Agricole, 5.89%, 7/19/24  19,000 19,000
HSBC Bank, FRN, SOFR + 0.65%, 5.96%, 4/19/24  13,975 13,975
HSBC Bank, FRN, SOFR + 0.66%, 5.97%, 6/24/24  14,500 14,500
HSBC Bank, FRN, SOFR + 0.67%, 5.98%, 4/12/24  16,500 16,500
KBC Bank, 5.51%, 11/3/23  20,000 20,000
KBC Bank, 5.52%, 11/21/23  24,000 24,000
Oversea-Chinese Banking, FRN, SOFR + 0.38%, 5.68%, 3/18/24  13,000 13,000
Standard Chartered Bank, FRN, SOFR + 0.69%, 6.00%, 9/4/24  22,000 22,000
Standard Chartered Bank, FRN, SOFR + 0.83%, 3.88%, 11/1/23  20,000 20,000
Svenska Handelsbanken, FRN, SOFR + 0.35%, 5.66%, 11/6/23  12,650 12,650
Swedbank, FRN, SOFR + 0.53%, 5.84%, 4/12/24  5,000 5,000
Toronto Dominion Bank, 6.05%, 7/10/24  15,700 15,700
304,895
Total Certificate of Deposit (Cost $751,735) 751,735
FINANCIAL COMPANY COMMERCIAL PAPER 14.9%
ABN AMRO Funding, 5.03%, 11/6/23  (1) 15,000 14,990
ABN AMRO Funding, 5.19%, 1/12/24  (1) 1,000 990
Australia & New Zealand Banking Group, 5.475%, 12/12/23  (1) 12,280 12,203
Banco Santander, 5.50%, 5/30/24  (1) 19,000 18,387
Banco Santander, 5.655%, 7/8/24  (1) 15,000 14,411
Bank of Montreal, 5.515%, 12/1/23  (1) 10,500 10,500
Bank of Montreal, 5.92%, 5/3/24  (1) 4,400 4,400
BNP Paribas, 5.69%, 5/24/24  19,000 18,384
BPCE, 5.87%, 1/12/24  (1) 17,000 17,000
DBS Bank, 5.56%, 2/13/24  (1) 25,580 25,169
DNB Bank, 5.26%, 11/16/23  (1) 6,000 5,987
DNB Bank, 5.62%, 2/28/24  (1) 20,500 20,119

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
DNB Bank, 5.62%, 4/23/24  (1) 19,400 18,873
Erste Finance Delaware, 5.32%, 11/1/23  (1) 90,000 90,000
ING (US) Funding, 5.14%, 11/20/23  (1) 6,000 5,984
ING (US) Funding, 5.66%, 7/25/24  (1) 12,614 12,084
ING (US) Funding, 5.84%, 4/1/24  (1) 27,000 27,000
MetLife Short Term Funding, 5.32%, 2/2/24  (1) 15,255 15,045
National Bank of Canada, 5.25%, 11/8/23  (1) 23,000 22,977
National Bank of Canada, 5.61%, 2/1/24  (1) 2,000 1,971
National Bank of Canada, 5.61%, 2/2/24  (1) 20,500 20,203
National Securities Clearing, 5.38%, 11/22/23  (1) 21,600 21,532
National Securities Clearing, 5.39%, 12/18/23  (1) 10,000 9,930
Natixis, 5.71%, 7/8/24  25,000 24,009
Nordea Bank, 5.24%, 11/13/23  (1) 12,520 12,498
Nordea Bank, 5.257%, 11/16/23  (1) 12,350 12,323
Pacific Life Short Term Funding, 5.10%, 5/6/24  (1) 12,000 11,682
Pricoa Short Term Funding, 5.15%, 12/5/23  (1) 13,465 13,399
Pricoa Short Term Funding, 5.56%, 5/6/24  (1) 10,000 9,711
Royal Bank of Canada, 5.94%, 3/19/24  (1) 14,900 14,900
Royal Bank of Canada, 5.97%, 6/25/24  (1) 28,200 28,200
Skandinaviska Enskilda Banken, 5.64%, 7/24/24  (1) 45,500 43,604
Standard Chartered Bank, 5.31%, 11/3/23  (1) 3,000 2,999
Swedbank, 5.82%, 4/26/24  27,000 27,000
Toronto Dominion Bank, 5.60%, 10/24/24  (1) 18,000 16,998
Toronto Dominion Bank, 5.64%, 8/23/24  (1) 12,000 11,444
UBS, 4.682%, 7/3/24  (1) 22,685 22,685
United Overseas Bank, 5.60%, 2/27/24  (1) 28,500 27,977
Total Financial Company Commercial Paper (Cost $687,568) 687,568
INSURANCE COMPANY FUNDING AGREEMENT 0.7%
Metropolitan Life Global Funding I, 0.40%, 1/7/24  (2) 1,850 1,832
Metropolitan Life Global Funding I, 3.60%, 1/11/24  (2) 2,480 2,470
Metropolitan Life Global Funding I, FRN, SOFR + 0.32%, 5.691%,
1/7/24  (2) 15,878 15,878
New York Life Global Funding, 2.90%, 1/17/24  (2) 4,655 4,627
Principal Life Global Funding II, 0.50%, 1/8/24  (2) 5,755 5,698
Principal Life Global Funding II, 0.75%, 8/23/24  (2) 500 479
Principal Life Global Funding II, FRN, SOFR + 0.45%, 5.817%,
4/12/24  (2) 3,132 3,132
Total Insurance Company Funding Agreement (Cost $34,116) 34,116
NON-FINANCIAL COMPANY COMMERCIAL PAPER 24.3%
Aspirus, Series 2021, 5.46%, 11/28/23  35,800 35,800
Banner Health, 5.50%, 12/13/23  13,000 13,000

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Banner Health, 5.51%, 11/29/23  18,500 18,500
Banner Health, 5.52%, 12/6/23  13,600 13,600
Baylor Scott & White Holdings, 5.43%, 11/8/23  5,800 5,794
Baylor Scott & White Holdings, 5.50%, 12/1/23  40,000 39,817
BJC Health System, 5.42%, 11/7/23  3,000 3,000
Charlotte-Mecklenburg Hospital Auth., 5.55%, 1/16/24  15,400 15,220
Charlotte-Mecklenburg Hospital Auth., 5.56%, 1/23/24  18,300 18,065
City of Hope, 5.50%, 12/5/23  18,350 18,255
City of Hope, 5.55%, 1/4/24  27,570 27,298
Dist. of Columbia Water & Sewer Auth., Series C, 5.48%, 11/1/23  24,200 24,200
Eli Lilly, 5.35%, 11/28/23  (1) 45,000 44,819
Export Development Canada, 5.00%, 11/10/23  30,000 29,962
Export Development Canada, 5.44%, 1/19/24  15,500 15,315
Idaho Housing & Finance Association, 5.53%, 11/9/23  21,000 21,000
Idaho Housing & Finance Association, 5.60%, 12/7/23  13,950 13,950
Idaho Housing & Finance Association, 5.73%, 1/18/24  10,300 10,300
John Muir Health, 5.47%, 11/13/23  5,050 5,041
John Muir Health, 5.48%, 11/8/23  5,000 4,995
John Muir Health, 5.55%, 1/11/24  5,000 4,945
John Muir Health, 5.57%, 1/10/24  5,050 4,995
John Muir Health, 5.57%, 1/17/24  10,000 9,881
Long Island Power Auth., Series 2015-2A, 5.42%, 11/20/23  19,480 19,480
Long Island Power Auth., Series 2015-6A, 5.48%, 11/8/23  24,250 24,250
Long Island Power Auth., Series 5A, 5.45%, 11/27/23  1,500 1,500
Los Angeles Municipal Improvement, Series B-1, 5.50%, 11/1/23  8,000 8,000
Los Angeles Municipal Improvement, Series B-1, 5.55%,
12/19/23  1,000 1,000
Los Angeles Wastewater System, Series B-2, 5.50%, 11/7/23  22,500 22,500
LVMH Moet Hennessy Louis Vuitton, 5.332%, 11/27/23  (1) 14,000 13,946
LVMH Moet Hennessy Louis Vuitton, 5.58%, 2/6/24  (1) 4,444 4,377
Mass General Brigham, 5.45%, 11/21/23  13,810 13,768
Mass General Brigham, 5.51%, 11/30/23  20,000 19,911
Massachusetts EFA, Series A, 5.50%, 11/15/23  19,000 19,000
Massachusetts EFA, Series A, 5.50%, 11/15/23  4,000 4,000
Massachusetts EFA, Series A, 5.54%, 12/7/23  18,900 18,900
Mercy Healthcare System, 5.42%, 11/1/23  12,600 12,600
Mercy Healthcare System, 5.45%, 11/8/23  13,600 13,586
Novartis Finance, 5.40%, 11/13/23  (1) 25,000 24,955
PepsiCo, 5.35%, 11/1/23  (1) 3,620 3,620
Philadelphia Airport, Series C-1, 5.44%, 11/2/23  3,700 3,700
Philadelphia Airport, Series C-1, 5.47%, 11/14/23  42,500 42,500
Salt River Project Agricultural Improvement, Series D-1, 5.47%,
11/8/23  15,130 15,114
Salt River Project Agricultural Improvement, Series D-1, 5.52%,
12/14/23  30,000 29,802
San Jose Financing Auth., Series 2-T, 5.53%, 11/30/23  26,107 26,107

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Sentara Healthcare, 5.43%, 11/9/23  10,580 10,580
Sentara Healthcare, 5.46%, 11/14/23  7,500 7,500
Sentara Healthcare, 5.46%, 11/28/23  3,300 3,300
Siemens Capital, 5.31%, 11/1/23  (1) 39,000 39,000
South Carolina Public Service Auth., Series AA, 5.49%, 11/8/23  21,600 21,600
South Carolina Public Service Auth., Series AA, 5.65%, 2/1/24  23,240 23,240
SSM Health Care, 5.42%, 11/1/23  15,000 15,000
SSM Health Care, 5.43%, 11/14/23  19,250 19,212
Tennessee State, Series 00-B, 5.39%, 12/6/23  4,000 4,000
Tennessee State, Series 00-B, 5.65%, 12/6/23  9,813 9,813
Texas A&M University, Series B, 5.45%, 11/3/23  25,000 25,000
TotalEnergies Capital, 5.33%, 11/16/23  (1) 30,000 29,933
TotalEnergies Capital, 5.35%, 11/20/23  (1) 14,735 14,693
Toyota Credit Canada, 5.68%, 1/16/24  23,000 22,724
Toyota Credit de Puerto Rico, 5.58%, 12/4/23  9,645 9,596
Toyota Credit de Puerto Rico, 5.59%, 12/11/23  2,410 2,395
Trinity Health, 5.47%, 11/13/23  10,500 10,481
Trinity Health, 5.52%, 12/14/23  5,600 5,563
Univ. of California, Series B, 5.50%, 12/5/23  23,500 23,378
Univ. of Minnesota, Series I, 5.55%, 11/16/23  14,650 14,650
Univ. of Texas, Series B, 5.45%, 11/15/23  3,800 3,800
Univ. of Texas, Series B, 5.47%, 11/15/23  7,713 7,697
Univ. of Texas, Series B, 5.53%, 12/5/23  15,000 14,922
Univ. of Texas, Series B, 5.53%, 12/14/23  15,000 14,901
Virginia Polytechnic Institute, 5.42%, 11/6/23  5,764 5,760
Yale University, 5.43%, 11/8/23  17,600 17,581
Total Non-Financial Company Commercial Paper (Cost $1,116,687) 1,116,687
OTHER ASSET BACKED SECURITIES 0.5%
Carmax Auto Owner Trust, Series 2023-2, Class A1, 5.508%,
5/15/24  784 784
CNH Equipment Trust, Series 2023-A, Class A1, 5.425%, 5/15/24  4,487 4,487
Enterprise Fleet Financing, Series 2023-2, Class A1, 5.793%,
6/20/24  (2) 5,847 5,847
Enterprise Fleet Financing, Series 2023-3, Class A1, 5.906%,
10/21/24  (2) 9,970 9,970
Kubota Credit Owner Trust, Series 2023-1A, Class A1, 5.292%,
3/15/24  (2) 542 543
Total Other Asset Backed Securities (Cost $21,631) 21,631
OTHER INSTRUMENTS 2.3%
Bank of America, 5.45%, 3/22/24  15,000 15,000
BPCE, 4.00%, 4/15/24  4,745 4,700

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
Cooperatieve Rabobank, FRN, SOFRINDX + 0.30%, 5.614%,
1/12/24  6,790 6,790
Nationwide Building Society, 0.55%, 1/22/24  (2) 6,607 6,528
PNC Bank, 2.50%, 8/27/24  17,264 16,783
PNC Bank, 3.30%, 10/30/24  8,428 8,209
Roche Holdings, FRN, SOFR + 0.24%, 5.638%, 3/5/24  (2) 8,300 8,301
Siemens Financieringsmaatschappij, FRN, SOFR + 0.43%,
5.823%, 3/11/24  (2) 5,700 5,704
Toyota Motor Credit, FRN, SOFRINDX + 0.33%, 5.646%, 1/11/24  10,700 10,700
UBS, 0.45%, 2/9/24  (2) 14,578 14,358
UBS, FRN, SOFR + 0.45%, 5.868%, 8/9/24  (2) 8,520 8,509
Total Other Instruments (Cost $105,582) 105,582
U.S. GOVERNMENT AGENCY DEBT 1.5%
Federal Home Loan Banks, 5.20%, 2/9/24  20,000 19,711
Federal Home Loan Banks, FRN, SOFR + 0.08%, 5.39%,
11/29/23  50,000 50,000
Total U.S. Government Agency Debt (Cost $69,711) 69,711
U.S. GOVERNMENT AGENCY REPURCHASE
AGREEMENT 2.3%(3)
BNP Paribas Securities, Tri-Party, Dated 10/31/23, 5.30%,
Delivery Value of $104,015,311 on 11/1/23, Collateralized by U.S.
Government securities, 0.00% - 5.00%, 8/8/24 - 10/31/28, valued at $106,080,033  104,000 104,000
Total U.S. Government Agency Repurchase Agreement (Cost $104,000) 104,000
U.S. TREASURY DEBT 6.3%
U.S. Treasury Bills, 5.467%, 4/11/24  26,000 25,378
U.S. Treasury Bills, 5.488%, 4/4/24  25,000 24,425
U.S. Treasury Notes, FRN, 3M UST + 0.125%, 5.523%, 7/31/25  133,000 132,953
U.S. Treasury Notes, FRN, 3M UST + 0.14%, 5.538%, 10/31/24  51,070 51,023
U.S. Treasury Notes, FRN, 3M UST + 0.167%, 5.568%, 10/31/25  35,000 35,000
U.S. Treasury Notes, FRN, 3M UST + 0.20%, 5.598%, 1/31/25  23,300 23,300
Total U.S. Treasury Debt (Cost $292,079) 292,079

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
U.S. TREASURY REPURCHASE AGREEMENT 7.9%(3)
Federal Reserve Bank of New York, Tri-Party, Dated 10/31/23,
5.30%, Delivery Value of $365,053,736 on 11/1/23, Collateralized
by U.S. Government securities, 1.25% - 3.00%, 8/31/24 - 5/15/47, valued at $365,053,780  365,000 365,000
Total U.S. Treasury Repurchase Agreement (Cost $365,000) 365,000
VARIABLE RATE DEMAND NOTES 14.2%
AHI Fund II, VRDN, 5.48%, 11/7/23  44,000 44,000
Alaska HFC, State Capital Project, Series A, VRDN, 5.35%,
11/7/23  17,770 17,770
Alaska HFC, State Capital Project, Series A, VRDN, 5.38%,
11/7/23  25,000 25,000
Alaska HFC, State Capital Project, Series B, VRDN, 5.39%,
11/7/23  2,500 2,500
Andrew W. Mellon Foundation, VRDN, 5.38%, 11/7/23  7,820 7,820
Baltimore, VRDN, 5.35%, 11/7/23  21,495 21,495
Charlotte, NASCAR, Series D, COP, VRDN, 5.50%, 11/7/23  26,290 26,290
Colorado Housing & Fin. Auth., Single Family, Series B-1, VRDN,
5.35%, 11/7/23  2,770 2,770
Colorado Housing & Fin. Auth., Single Family, Series C-2, VRDN,
5.35%, 11/7/23  14,800 14,800
Colorado Housing & Fin. Auth., Single Family, Series K-2, VRDN,
5.35%, 11/7/23  14,075 14,075
Colorado Housing & Fin. Auth., Social Bond, Series C-2, VRDN,
5.35%, 11/7/23  6,615 6,615
Cook County, Series D, GO, VRDN, 5.37%, 11/7/23  44,800 44,800
Ecmc Group, Series 23-1, VRDN, 5.38%, 11/7/23  45,000 45,000
Illinois Fin. Auth., VRDN, 5.33%, 11/7/23  44,675 44,675
Illinois Fin. Auth., Carle Foundation, Series B, VRDN, 5.33%,
11/7/23  6,200 6,200
Iowa Student Loan Liquidity, Series 2023-1, VRDN, 5.38%,
11/7/23  25,729 25,729
Maricopa County IDA, Banner Health, Series B-2, VRDN, 5.33%,
11/7/23  1,350 1,350
Maryland CDA, Series B, VRDN, 5.33%, 11/7/23  8,600 8,600
Maryland CDA, Series F, VRDN, 5.35%, 11/7/23  11,745 11,745
Massachusetts Dev. Fin. Agency, Babson College, Series B,
VRDN, 5.35%, 11/7/23  6,655 6,655
Maumelle City, Series 2015, VRDN, 5.37%, 11/7/23  (2) 15,000 15,000
Minnesota Housing Fin. Agency, Series H, VRDN, 5.35%, 11/7/23  19,575 19,575
Montgomery County Housing Opportunities Commission,
Series D, VRDN, 5.38%, 11/7/23  6,700 6,700

T. ROWE PRICE Cash Reserves Fund

Par $ Value
(Amounts in 000s)
New York City Housing Dev., Series F-2, VRDN, 5.35%, 11/7/23  17,700 17,700
New York Mortgage Agency, Series 216, VRDN, 5.33%, 11/7/23  14,125 14,125
New York Mortgage Agency, Series 224, VRDN, 5.33%, 11/7/23  25,600 25,600
New York Mortgage Agency, Series 238, VRDN, 5.35%, 11/7/23  2,800 2,800
New York State Housing Fin. Agency, Series A, VRDN, 5.35%,
11/7/23  14,785 14,785
Private Colleges & Univ. Auth., Emory Univ., Series C-1, VRDN,
5.40%, 11/7/23  44,150 44,150
Southern Ute Indian Tribe, VRDN, 5.35%, 11/7/23  (2) 41,795 41,795
Texas State, Series A, GO, VRDN, 5.41%, 11/7/23  21,300 21,300
Univ. of California, Series Z-1, VRDN, 5.34%, 11/7/23  13,605 13,605
Univ. of California, Series Z-2, VRDN, 5.36%, 11/7/23  10,250 10,250
Wisconsin Housing & Economic Dev. Auth., Series B, VRDN,
5.35%, 11/7/23  395 395
Wisconsin Housing & Economic Dev. Auth., Series F, VRDN,
5.35%, 11/7/23  28,150 28,150
Wisconsin Housing & Economic Dev. Auth., Series F, VRDN,
5.35%, 11/7/23  890 890
Total Variable Rate Demand Notes (Cost $654,709) 654,709
Total Investments in Securities
99.7% of Net Assets (Cost $4,594,411) $ 4,594,411
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $1,167,445 and represents 25.3% of net assets.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$150,671 and represents 3.3% of net assets.
(3) See Note 3. Collateralized by U.S. government securities valued at $471,134 at
October 31, 2023.
3M UST Three month U.S. Treasury bill yield
CDA Community Development Administration/Authority
COP Certificate of Participation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HFC Housing Finance Corporation
IDA Industrial Development Authority/Agency
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index

T. ROWE PRICE Cash Reserves Fund

The accompanying notes are an integral part of these financial statements.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is the date principal can be demanded. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Cash Reserves Fund
October 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $4,594,411) $ 4,594,411
Interest receivable 16,773
Receivable for shares sold 6,438
Receivable for investment securities sold 2,005
Cash 1,762
Total assets 4,621,389
Liabilities
Payable for investment securities purchased 8,536
Payable for shares redeemed 4,529
Investment management and administrative fees payable 1,683
Other liabilities 184
Total liabilities 14,932
NET ASSETS $ 4,606,457
Net Assets Consist of:
Total distributable earnings (loss) $ 1,421
Paid-in capital applicable to 4,604,431,588 shares of $0.0001 par value capital stock outstanding; 10,000,000,000 shares of the Corporation authorized 4,605,036
NET ASSETS $ 4,606,457
NET ASSET VALUE PER SHARE $ 1.00

T. ROWE PRICE Cash Reserves Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/23
Investment Income (Loss)
Interest income $ 223,279
Expenses
Investment management and administrative expense $ 18,068
Net investment income 205, 211
Realized and Unrealized Gain / Loss –
Net realized gain on securities 13
INCREASE IN NET ASSETS FROM OPERATIONS
$ 205,224

T. ROWE PRICE Cash Reserves Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/23 10/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 205,211 $ 36,543
Net realized gain 13 4
Increase in net assets from operations 205,224 36,547
Distributions to shareholders
Net earnings (203,857) (36,497)
Capital share transactions
*
Shares sold 2,128,365 2,481,213
Distributions reinvested 201,082 35,919
Shares redeemed (2,004,584) (1,948,421)
Increase in net assets from capital share transactions 324,863 568,711
Net Assets
Increase during period 326,230 568,761
Beginning of period 4,280,227 3,711,466
End of period $ 4,606,457 $ 4,280,227
*
Capital share transactions at net asset value of $1.00 per share.

T. ROWE PRICE Cash Reserves Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Cash Reserves Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.  The fund intends to operate as a retail money market fund and has the ability to impose liquidity fees on redemptions if the fund’s Board of Directors determine that doing so is in the best interests of the shareholders.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier,

T. ROWE PRICE Cash Reserves Fund

or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-
06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31,
2024, after which entities will no longer be permitted to apply the relief in Topic 848.
Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee.
The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Cash Reserves Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Designee, in accordance with fair valuation policies and procedures. On
October 31, 2023, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

T. ROWE PRICE Cash Reserves Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Repurchase Agreements  The fund engages in repurchase agreements, pursuant to which it pays cash to and receives securities from a counterparty that agrees to
“repurchase” the securities at a specified time, typically within seven business days, for a specified price. The fund enters into such agreements with well-established securities dealers or banks that are members of the Federal Reserve System and are on Price
Associates' approved list. All repurchase agreements are fully collateralized by U.S.
government or related agency securities, which are held by the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.

T. ROWE PRICE Cash Reserves Fund

The tax character of distributions paid for the periods presented was as follows:
At October 31, 2023, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2023, the tax-basis components of accumulated net earnings (loss) were as follows:
NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or
nonrecurring, extraordinary expenses.
Price Associates may voluntarily waive all or a portion of its management fee and reimburse operating expenses to the extent necessary for the fund to maintain a zero or positive net yield (voluntary waiver). Any amounts waived/paid by Price Associates under this voluntary agreement are not subject to repayment by the fund. Price
Associates may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2023, the fund had no voluntary waivers.
($000s)
October 31,
2023
October 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 203,857 $ 36,497
($000s)
Cost of investments $ 4,594,411
($000s)
Undistributed ordinary income $ 1,421
Total distributable earnings (loss) $ 1,421

T. ROWE PRICE Cash Reserves Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price
Associates provides certain accounting and administrative services to the funds. T. Rowe
Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 6 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.

T. ROWE PRICE Cash Reserves Fund

In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Cash Reserves Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Summit Funds, Inc. and
Shareholders of T. Rowe Price Cash Reserves Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Cash Reserves Fund (constituting T. Rowe
Price Summit Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Cash Reserves Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 19, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Cash Reserves Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For nonresident alien shareholders, $143,336,000 of income dividends are interest-
related dividends.
For shareholders subject to interest expense deduction limitation under Section
163(j), $169,583,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Cash Reserves Fund

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-nominees to serve on the Board of all
Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and
David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files its complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) each month on Form N-MFP. The fund’s reports on Form
N-MFP are available on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their portfolio holdings information on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 3,149,567,139 34,595,033
Mark J. Parrell 3,160,796,655 26,096,945
Kellye L. Walker 3,166,587,615 19,025,049
Eric L. Veiel 3,165,985,886 23,098,519

T. ROWE PRICE Cash Reserves Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Cash Reserves Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
( a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Cash Reserves Fund

INTERESTED  DIRECTORS
( a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
( a)
(CONTINUED)

T. ROWE PRICE Cash Reserves Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Cash Reserves Fund  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Kathryn A. Floyd, CFA (1982)
Vice President
Employee, T. Rowe Price
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
( a)
(CONTINUED)

T. ROWE PRICE Cash Reserves Fund

Name (Year of Birth)
Position Held With Cash Reserves Fund  Principal Occupation(s)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Cheryl A. Mickel, CFA (1967)
Vice President
Director and Vice President, T. Rowe Price Trust
Company; Vice President, T. Rowe Price and
T. Rowe Price Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Rachel Protzman (1988)
Vice President
Vice President, T. Rowe Price
Kevin Reilly  (1991)
Vice President
Employee, T. Rowe Price
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Chen Shao (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Douglas D. Spratley, CFA (1969)
President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Mitch Unger (1986)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Blerina Uruci (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Group,
Inc.; formerly, Senior U.S. Economist, Barclays
Capital (to 2022)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Kyeonta Williams (1992)
Vice President
Assistant Vice President, T. Rowe Price; formerly,
Institutional Salesman, Wells Fargo Securities (to
2021); Sales Assistant, Wells Fargo Securities (to
2018)
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F85-050 12/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$24,796	$23,504
Audit-Related Fees	-	-
Tax Fees	-	1,797
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,584,000 and $2,760,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 19, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 19, 2023